Cash flow statement	12 Months Ended
Dec. 31, 2024
Cash Flow Information [Abstract]
Disclosure of cash flow statement [text block]	SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow information
Disclosure of non-cash financing and investing activities
Accrued property, plant and equipment, 2024: €196
Accrued property, plant and equipment, 2023: €42
Accrued property, plant and equipment, 2022: €142